November 24, 2003


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:	Merrill Lynch Pennsylvania Municipal Bond
Fund of Merrill Lynch Multi-State Municipal Series
Trust Post-Effective Amendment No. 14 to the
Registration Statement on Form N-1A
(Securities Act File No. 33-35442, Investment
Company Act No. 811-4375)

Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill
Lynch Pennsylvania Municipal Bond Fund of Merrill
Lynch Multi-State Municipal Series Trust
(the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c)under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 14 to the Fund's
Registration Statement on Form N-1A: and

(2) the text of Post-Effective Amendment No. 14 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on November 19, 2003.

Very truly yours,

Merrill Lynch Pennsylvania Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust



______________________
Alice A. Pellegrino
Director (Legal Advisory)
Merrill Lynch Investment Managers